Income Taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Net operating loss		$ 0	$ 0
Change in valuation allowance		$ 688,629	$ 308,347
Statutory federal income tax rate	21.00%	21.00%	21.00%